Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Prepaid expenses and other receivables	$1,706	$1,610
Payroll tax credit receivable	400	650

Total prepaid expenses and other current assets	$2,106	$2,260

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2024	2023
Deferred contract costs	$—	$1,026
Prepaid expenses and other receivables	1,610	978
Payroll tax credit receivable	650	900

Total prepaid expenses and other current assets	$2,260	$2,904

Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Leasehold improvements	$7,317	$7,261
Vehicles	6,630	6,331
Technology infrastructure	3,151	2,912
Equipment	4,975	2,524
Other	745	694

Total property and equipment	22,818	19,722
Less: accumulated depreciation	(15,219)	(13,980)
Construction in progress	5,400	981

Total property and equipment, net	$12,999	$6,723

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2024	2023
Leasehold improvements	$7,261	$7,207
Vehicles	6,331	5,835
Technology infrastructure	2,912	2,641
Equipment	2,524	1,002
Other	694	666

Total property and equipment	19,722	17,351
Less: accumulated depreciation	(13,980)	(9,605)
Construction in progress	981	—

Total property and equipment, net	$6,723	$7,746

Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Accrued bonus	$8,740	$8,800
Other current liabilities and accrued expenses	5,801	1,156
Accrued payroll and related expenses	1,140	1,460
Deferred Revenue	30	—

Total accrued expenses and other current liabilities	$15,711	$11,416

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2024	2023
Accrued bonus	$8,800	$3,984
Deferred revenue	—	1,144
Accrued payroll and related expenses	1,460	447
Other current liabilities and accrued expenses	1,156	699

Total accrued expenses and other current liabilities	$11,416	$6,274